Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventory [Abstract]
Raw materials	$ 1,805	$ 1,408
Work in progress	271	231
Finished goods	549	349
Inventory,net	$ 2,625	$ 1,988